SSgA Funds

1301 Second Avenue, 18th Floor

Seattle, Washington 98101

Tel: 206.505.7877

Fax: 206.505.1559

Refer To: Carla L. Andeson

Direct Line: 206.505.4345

E-Mail: CLANDERS@RUSSELL.COM

March 19, 2012                                                         VIA ELECTRONIC DELIVERY

Securities and Exchange Commission

450 - 5th Street N.W.

Judiciary Plaza

Washington, D.C. 20549

RE:	SSgA Funds (The “Registrant”)
“Sticker” Supplement Pursuant to Rule 497(e)
of the Securities Act of 1933, as amended
File No. 33-19229
811-5430

Ladies and Gentlemen:

On behalf of the Registrant, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the supplement filed with the Securities and Exchange Commission on March 13, 2012 to the prospectus dated December 14, 2011 for the SSgA SU&P 500 Index Fund (the “Fund”), a series of the Registrant. The 497(e) is being filed for the sole purpose of submitting the exhibits containing interactive data format risk/return summary information for the Fund in order to conform data of the Fund.

Please contact the undersigned with any questions.

Sincerely,

/s/ Carla Anderson

Carla Anderson

Assistant Secretary